Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
ASSETS
Property and equipment, net	$ 46,109	$ 46,611		$ 50,127
Cash	2,803	843	[1]	6,792	[1]
Restricted cash	3,016	3,066		3,056
Accounts receivable, net of allowances	2,915	6,289		2,145
Prepaid expenses and other	495	746		460
Notes receivable	804	1,099		362
Intangible assets - bed licenses	2,471	2,471		2,471
Intangible assets - lease rights, net	104	110		134
Right-of-use operating lease assets	2,763	2,848		29,909
Goodwill	1,585	1,585		1,585
Lease deposits and other deposits				398
Straight-line rent receivable	2,887	2,912		8,257
Total assets	65,952	68,580		105,696
LIABILITIES AND EQUITY
Senior debt, net	44,857	45,163		46,043
Bonds, net	6,122	6,120		6,239
Other debt, net	533	895		594
Accounts payable	3,159	3,293		3,749
Accrued expenses	5,254	5,036		4,987
Operating lease obligation	3,137	3,226		32,059
Other liabilities	1,085	1,131		1,629
Total liabilities	64,147	64,864		95,300
Commitments and Contingencies (Note 13)
Stockholders’ equity:
Common stock, value	62,783	62,702		62,515
Preferred stock, value	62,423	62,423		62,423
Accumulated deficit	(123,401)	(121,409)		(114,542)
Total stockholders’ equity	1,805	3,716		10,396
Total liabilities and stockholders’ equity	$ 65,952	$ 68,580		$ 105,696

[1]	Includes a Medicaid overpayment of $.02 million which the Company expects to repay soon and is recorded in “Accrued Expenses” in the Company’s consolidated balance sheet as of December 31, 2022 and a Medicaid overpayment of $1.5 million as of December 31, 2021.